Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Sales by Company-operated restaurants	$ 3,634,371	$ 3,504,128	$ 2,894,466
Revenues from franchised restaurants	163,023	153,521	123,652
Total revenues	3,797,394	3,657,649	3,018,118
Company-operated restaurant expenses:
Food and paper	(1,269,146)	(1,216,141)	(1,023,464)
Payroll and employee benefits	(753,120)	(701,278)	(569,084)
Occupancy and other operating expenses	(984,004)	(918,102)	(765,777)
Royalty fees	(180,547)	(170,400)	(140,973)
Franchised restaurants - occupancy expenses	(56,057)	(51,396)	(37,634)
General and administrative expenses	(314,619)	(334,914)	(254,165)
Other operating expenses, net	(3,261)	(14,665)	(22,464)
Total operating costs and expenses	(3,560,754)	(3,406,896)	(2,813,561)
Operating income	236,640	250,753	204,557
Net interest expense	(54,247)	(60,749)	(41,613)
Loss from derivative instruments	(891)	(9,237)	(32,809)
Foreign currency exchange results	(18,420)	(23,926)	3,237
Other non-operating (expenses) income, net	(2,119)	3,562	(23,630)
Income before income taxes	160,963	160,403	109,742
Income tax expense	(46,375)	(44,603)	(3,450)
Net income	114,588	115,800	106,292
Less: Net income attributable to non-controlling interests	(256)	(271)	(271)
Net income attributable to Arcos Dorados Holdings Inc	$ 114,332	$ 115,529	$ 106,021
Earnings per share information:
Basic net income per common share attributable to Arcos Dorados Holdings Inc	$ 0.55	$ 0.54	$ 0.44
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$ 0.55	$ 0.54	$ 0.44